Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows
Net Loss	$ (165,878)	$ (164,839)	$ (740,012)	$ (353,237)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of right to use asset	11,056	10,551	42,948	41,017
Stock based compensation			19,800	5,417
Amortization of intangible assets	35,547	35,547	142,188	65,866
Accretion of debt discount	8,303	8,212	33,303	8,029
Changes in operating assets and liabilities:
Accounts receivable	27,000	0	(27,000)	0
Prepaid expenses	3,220	(18,445)	(4,003)	(50,000)
Accounts payable	20,966	0	10,342	(7,699)
Accrued expenses	(5,000)	0	36,200	0
Accrued interest	10,601	12,728	43,277	6,022
Other current liabilities	84,602	43,681	315,820	111,393
Operating lease liabilities	(10,455)	(9,722)	(40,165)	(37,325)
Net cash provided by (used in) operating activities	19,962	(82,287)	(167,302)	(210,517)
Cash flows from financing activities:
Proceeds from issuance of convertible debt			0	250,000
Debt Discount on issuance of convertible debt			0	(50,000)
Net cash provided by financing activities			0	200,000
Net increase (decrease) in cash and cash equivalents	19,962	(82,287)	(167,302)	(10,517)
Cash - beginning of period	18,804	186,106	186,106	196,623
Cash - end of period	38,766	103,819	18,804	186,106
Supplemental disclosure of cash flow information:
Interest paid	$ 0	$ 0	0	14,051
Non-cash investing and financing activities:
Common Stock issued for intangible assets			$ 0	$ 1,784,000